Significant Accounting Policies (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Significant Accounting Policies
Government grants and other assistance benefits for salaries and wages	$ 1	$ 17	$ 7	$ 43
Government grants receivable	$ 0		$ 0		$ 6